SCHEDULE OF DEPOSIT STATUES OF COINS OUTSIDE CONTROL (Details) - item		2 Months Ended	12 Months Ended
	Feb. 16, 2022	Apr. 30, 2022	Dec. 31, 2023
Bitcion Cryptocurrencies [Member]
Finite-Lived Intangible Assets [Line Items]
USD Coins	95.23843	10.99718523	125.8584797
Bitcion Cryptocurrencies [Member] | Stored In The Hardware Cold [Member]
Finite-Lived Intangible Assets [Line Items]
USD Coins			30.62004
Bitcion Cryptocurrencies [Member] | Forwarded To Unknown Addresses [Member]
Finite-Lived Intangible Assets [Line Items]
USD Coins			95.23843
USD Coin Cryptocurrencies [Member]
Finite-Lived Intangible Assets [Line Items]
USD Coins	2,005,537.5		2,005,537.50
USD Coin Cryptocurrencies [Member] | Stored In The Hardware Cold [Member]
Finite-Lived Intangible Assets [Line Items]
USD Coins
USD Coin Cryptocurrencies [Member] | Forwarded To Unknown Addresses [Member]
Finite-Lived Intangible Assets [Line Items]
USD Coins			2,005,537.5